Business Combinations - Schedule of Initial Accounting Estimates (Details) - Acquisition of Señorita [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Initial Accounting Estimates [Line Items]
Total purchase price	$ 19,236
Tradenames [Member]
Schedule of Initial Accounting Estimates [Line Items]
Total purchase price	6,100
Customer Relationships [Member]
Schedule of Initial Accounting Estimates [Line Items]
Total purchase price	2,800
Deposits [Member]
Schedule of Initial Accounting Estimates [Line Items]
Total purchase price	123
Inventory [Member]
Schedule of Initial Accounting Estimates [Line Items]
Total purchase price	500
Goodwill [Member]
Schedule of Initial Accounting Estimates [Line Items]
Total purchase price	$ 9,713